Investment Strategy - COLORADO BONDSHARES A TAX EXEMPT FUND	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
To achieve the Fund’s investment objective, under normal market conditions, the Fund will attempt to invest up to 100% and, except for temporary investments, will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in tax‑exempt bonds and other tax‑exempt securities, including tax‑exempt notes and tax‑exempt municipal leases of the State of Colorado, its political subdivisions, municipalities and public authorities (“Tax‑Exempt Obligations”). Under normal circumstances, the Tax‑Exempt Obligations that are invested in by the Fund will mostly include tax‑exempt bonds (at least 65% of the value of the Fund’s total assets). The interest on the Tax‑Exempt Obligations will be exempt from regular federal income taxes and from Colorado personal income tax. The Fund may invest generally no more than 20% of the investments of the Fund in securities that may subject you to federal alternative minimum tax.
The Fund will invest primarily in Tax‑Exempt Obligations that are not rated by a Nationally Recognized Statistical Rating Organization, but that Freedom Funds Management Company (the “Investment Adviser”) determines are of equivalent quality to investments rated no less than investment grade (“Baa3” or “BBB‑”). The Fund is not restricted in the amount of not rated Tax‑Exempt Obligations in which it can invest, and no more than 50% of its investments can be invested in rated Tax‑Exempt Obligations. The Fund may also invest in Tax‑Exempt Obligations that are rated below investment grade by a Nationally Recognized Statistical Rating Organization, or that are determined to have equivalent quality as determined by the Investment Adviser. Less than 35% of the Fund’s total assets will be invested in Tax‑Exempt Obligations that are rated lower than investment grade by Moody’s or S&P, or that are determined to have equivalent below investment grade quality by the Investment Adviser at the time of purchase. The Tax‑Exempt Obligations that are below investment grade may also include securities rated “Ba1” and “BB+” or below, which are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit. The Fund is a “diversified” investment company, meaning that as to 75% of the Fund’s total assets, no more than 5% of the assets of the Fund will be invested in the obligations of any one issuer.
Obligations which are not rated generally offer higher yields than Tax‑Exempt Obligations with equivalent quality that are rated, but also are generally subject to higher risk. The Fund relies on the professional judgment of the Investment Adviser (through the portfolio manager) to make decisions about the Fund’s portfolio securities and the Fund’s investments and, given that most of the Fund’s investments are not rated, the Investment Adviser’s judgment, analysis and experience (through the portfolio manager) are more important than they would be if the Fund relied more on rating agencies for evaluating credit quality. The Investment Adviser attempts to manage the higher risk of investing in not rated Tax‑Exempt Obligations by analyzing various factors in managing the Fund’s portfolio, which may include performing credit analysis, reviewing the current economic trends and developments in the geographic areas affecting the Fund’s investments, reviewing general market conditions, comparing pricing of similar investments issued by comparable issuers, reviewing current and anticipated changes in interest rates, evaluating other factors relevant to a particular security being evaluated and actively managing and diversifying the portfolio among municipal issuers. Securities may be sold when the Investment Adviser believes that they no longer represent relatively attractive investment opportunities.